PREPAID EXPENSES AND INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND INVENTORY
Summary of prepaid expenses and inventory

	December 31, 2020	December 31, 2019
Prepaid expenses and other assets	$76.3	$81.6
Vehicle parts, supplies and inventory	57.4	50.5
	$133.7	$132.1